                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2002

Check here if Amendment  [ ]                     Amendment No.:    _______
      This Amendment (Check only one):           [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Deborah Carlson
Address:   c/o Amelia Peabody Foundation
           One Hollis Street
           Wellesley, MA 02482

Form 13F File Number:      028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Deborah Carlson
Title:  Trustee
Phone:  781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson   Wellesley, Massachusetts   July 31, 2002

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No.    Name

28-05989             Amelia Peabody Foundation

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     $809 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


        COLUMN 1              COLUMN 2          COLUMN 3          COLUMN 4                COLUMN 5
     Name of Issuer        Title of Class        CUSIP              Value             Shrs or   Sh/ Put/
                                                                  (X $1000)           Prn Amt   Prn Call

Amer Int'l Group               Common          026874107              14                 200       SH

Beverly National               Common          088115100              44               2,100       SH

Cinergy Corp.                  Common          172474108              54               1,500       SH

Energy East Corp.              Common          29266M109              90               4,000       SH

Energy East Capital            Preferred       29267G200              51               2,000       SH

Great Plains                   Common          391164100              61               3,000       SH

IBM                            Common          459200101              22                 300       SH

Johnson & Johnson              Common          478160104              26                 500       SH

JP Morgan Chase                Common          46625H100              34               1,000       SH

Merck & Co.                    Common          589331107              25                 500       SH

Microsoft                      Common          594918104              22                 400       SH

Mutual Risk ADR                Common          628351108               1               5,000       SH

New Plan Excel                 Common          648053106              52               2,500       SH

Petroleo                       Common          71654V408              19               1,000       SH

Pfizer                         Common          717081103              25                 700       SH

Proctor & Gamble               Common          742718109              27                 300       SH

Royal Dutch ADR                Common          780257804              44                 800       SH

Smucker                        Common          832696405               0               6,000       SH

Teco Energy                    Common          872375100              37               1,500       SH

Torch Offshore                 Common          891019101              22               3,000       SH

TXU Corp                       Common          873168108              57               1,100       SH

Verizon                        Common          92343V104              40               1,000       SH

XL Capital Ltd                 Common          G98255105              42                 500       SH

                                                                     809



        COLUMN 1                 COLUMN 6         COLUMN 7               COLUMN 8
     Name of Issuer             Investment         Other             Voting Authority
                                Discretion        Managers        Sole    Shared    None

Amer Int'l Group                   Sole                              200

Beverly National                   Sole                            2,100

Cinergy Corp.                      Sole                            1,500

Energy East Corp.                  Sole                            4,000

Energy East Capital                Sole                            2,000

Great Plains                       Sole                            3,000

IBM                                Sole                              300

Johnson & Johnson                  Sole                              500

JP Morgan Chase                    Sole                            1,000

Merck & Co.                        Sole                              500

Microsoft                          Sole                              400

Mutual Risk ADR                    Sole                            5,000

New Plan Excel                     Sole                            2,500

Petroleo                           Sole                            1,000

Pfizer                             Sole                              700

Proctor & Gamble                   Sole                              300

Royal Dutch ADR                    Sole                              800

Smucker                            Sole                            6,000

Teco Energy                        Sole                            1,500

Torch Offshore                     Sole                            3,000

TXU Corp                           Sole                            1,100

Verizon                            Sole                            1,000

XL Capital Ltd                     Sole                              500



                                      -3-